Discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations
Discontinued operations

39.	Discontinued operations

On August 3, 2021, the Company concluded the sale of 100% of the interest in Copel Telecomunicações S.A., with the receipt of the updated amount of R$2,506,837 and the transfer of assets and liabilities and the direction of the business to the buyer, Bordeaux Fundo de Investimento em Participações Multistrategy.

On December 31, 2021, the income, costs and expenses, as well as the movement in cash flow resulting from these assets and liabilities, were presented in separate lines, as a discontinued operation, both in the Statement of Income and in the Statement of Cash Flows, in compliance with the requirements of IFRS 5.

The details of these values, as well as the profit resulting from this operation, are presented in the tables below:

Statements of income from discontinued operations	12.31.2021	12.31.2020

Net operating revenue	228,379	355,843
Operating costs	(19,266)	(100,684)
GROSS OPERATING PROFIT	209,113	255,159
Other operational expenses / income	(62,539)	(103,095)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	146,574	152,064
Financial results	(25,748)	(33,378)
OPERATING PROFIT	120,826	118,686
Income tax and social contribution	(47,648)	(43,108)
NET INCOME	73,178	75,578
Gain on the share sales operation	1,723,913	-
Income tax on sales gains	(446,716)	-
Deferred income tax on sales gains	(160,818)	-
NET INCOME FROM DISCONTINUED OPERATIONS	1,189,557	75,578

Statements of cash flows from discontinued operations	12.31.2021	12.31.2020

Net income	1,189,557	75,578
Adjustments to reconcile net income	(803,687)	282,914
Changes in assets and liabilities	(19,255)	(16,958)
Taxes and charges paid	(18,044)	(73,050)
Cash flows from operational activities	348,571	268,484
Additions to property, plant and equipment and intangible assets	(62,485)	(73,573)
Disposal Copel Telecom receipt	2,506,837	-
Cash flows from investment activities	2,444,352	(73,573)
Payment of loans and financing and lease	(1,850)	(20,038)
Cash flows from financing activities	(1,850)	(20,038)
Changes in cash and cash equivalents	2,791,073	174,873